UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

JANUARY 31, 2019

2019 SEMI-ANNUAL REPORT (UNAUDITED)

iShares U.S. ETF Trust

▶  iShares Evolved U.S. Consumer Staples ETF | IECS | Cboe BZX

▶  iShares Evolved U.S. Discretionary Spending ETF | IEDI | Cboe BZX

▶  iShares Evolved U.S. Financials ETF | IEFN | Cboe BZX

▶  iShares Evolved U.S. Healthcare Staples ETF | IEHS | Cboe BZX

▶  iShares Evolved U.S. Innovative Healthcare ETF | IEIH | Cboe BZX

▶  iShares Evolved U.S. Media and Entertainment ETF | IEME | Cboe BZX

▶  iShares Evolved U.S. Technology ETF | IETC | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2019	iShares® Evolved U.S. Consumer Staples ETF

Investment Objective

The iShares Evolved U.S. Consumer Staples ETF (the “Fund”) seeks to provide access to U.S. companies with consumer staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	0.26%	2.61%
Fund Market	0.34	2.73
S&P Total Market IndexTM	(3.60)	0.75

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,002.60	$ 0.91		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Food	28.1%
Beverages	26.4
Retail	13.4
Agriculture	11.6
Cosmetics & Personal Care	9.3
Household Products & Wares	2.5
Packaging & Containers	2.4
Pharmaceuticals	1.8
Chemicals	1.3
Other (each representing less than 1%)	3.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Coca-Cola Co. (The)	9.9%
PepsiCo Inc.	8.4
Procter & Gamble Co. (The)	5.9
Mondelez International Inc., Class A	5.2
Philip Morris International Inc.	4.9
McDonald’s Corp.	4.7
Starbucks Corp.	4.4
Altria Group Inc.	4.2
Kraft Heinz Co. (The)	3.5
General Mills Inc.	3.1

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF

Investment Objective

The iShares Evolved U.S. Discretionary Spending ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(0.45)%	7.47%
Fund Market	(0.38)	7.51
S&P Total Market IndexTM	(3.60)	0.75

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 995.50	$ 0.91		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Retail	55.6%
Internet	12.7
Apparel	7.7
Cosmetics & Personal Care	5.4
Computers	4.4
Lodging	2.9
Food	1.8
Leisure Time	1.5
Distribution & Wholesale	1.3
Commercial Services	1.2
Real Estate Investment Trusts	1.1
Other (each representing less than 1%)	4.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Amazon. com Inc.	9.6%
Home Depot Inc. (The)	8.1
Walmart Inc.	6.1
Apple Inc.	4.4
Procter & Gamble Co. (The)	4.4
Costco Wholesale Corp.	4.3
NIKE Inc., Class B	4.1
McDonald’s Corp.	4.0
TJX Companies Inc. (The)	3.0
Lowe’s Companies Inc.	2.7

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Fund Summary as of January 31, 2019	iShares® Evolved U.S. Financials ETF

Investment Objective

The iShares Evolved U.S. Financials ETF (the “Fund”) seeks to provide access to U.S. companies with financials exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

			Cumulative Total Returns
	6 Months		Since Inception
Fund NAV	(6.70	)%(a)	(8.00)%
Fund Market	(6.66)		(8.00)
S&P Total Market IndexTM	(3.60)		0.75

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 933.00	$ 0.88		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Banks	45.6%
Insurance	22.9
Diversified Financial Services	16.1
Commercial Services	4.3
Health Care - Services	2.9
Software	1.7
Savings & Loans	1.6
Manufacturing	1.4
Chemicals	1.3
Other (each representing less than 1%)	2.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.5
Wells Fargo & Co.	4.2
Citigroup Inc.	4.0
U. S. Bancorp.	3.0
Berkshire Hathaway Inc., Class B	2.7
Goldman Sachs Group Inc. (The)	2.3
American Express Co.	2.0
Morgan Stanley	1.9
Mastercard Inc., Class A	1.8

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF

Investment Objective

The iShares Evolved U.S. Healthcare Staples ETF (the “Fund”) seeks to provide access to U.S. companies with healthcare staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	3.99%	15.19%
Fund Market	4.10	15.23
S&P Total Market IndexTM	(3.60)	0.75

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,039.90	$ 0.93		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Health Care - Products	44.6%
Health Care - Services	34.6
Pharmaceuticals	8.2
Real Estate Investment Trusts	3.1
Biotechnology	3.0
Electronics	1.5
Retail	1.3
Commercial Services	1.2
Software	1.2
Other (each representing less than 1%)	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
UnitedHealth Group Inc.	14.3%
Medtronic PLC	6.7
Abbott Laboratories	5.6
Anthem Inc.	4.0
CVS Health Corp.	3.8
Intuitive Surgical Inc.	3.6
Becton Dickinson and Co.	3.3
Thermo Fisher Scientific Inc.	3.1
Stryker Corp.	2.9
Boston Scientific Corp.	2.9

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Fund Summary as of January 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF

Investment Objective

The iShares Evolved U.S. Innovative Healthcare ETF (the “Fund”) seeks to provide access to U.S. companies with innovative healthcare exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(0.97)%	3.60%
Fund Market	(0.82)	3.72
S&P Total Market IndexTM	(3.60)	0.75

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 990.30	$ 0.90		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Pharmaceuticals	49.6%
Biotechnology	42.5
Health Care - Products	6.7
Health Care - Services	1.0
Other (each representing less than 1%)	0.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Johnson & Johnson	9.9%
Pfizer Inc.	7.4
Merck & Co. Inc.	6.7
Eli Lilly & Co.	5.1
Celgene Corp.	4.8
Biogen Inc.	4.8
Amgen Inc.	4.8
Gilead Sciences Inc.	4.5
Vertex Pharmaceuticals Inc.	4.5
AbbVie Inc.	4.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2019	iShares® Evolved U.S. Media and Entertainment ETF

Investment Objective

The iShares Evolved U.S. Media and Entertainment ETF (the “Fund”) seeks to provide access to U.S. companies with media and entertainment exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(1.81)%	3.63%
Fund Market	(1.74)	3.71
S&P Total Market IndexTM	(3.60)	0.75

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 981.90	$ 0.90		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Media	66.6%
Software	9.6
Internet	8.6
Entertainment	6.9
Toys, Games & Hobbies	2.9
Commercial Services	2.1
Home Furnishings	1.3
Telecommunications	1.0
Other (each representing less than 1%)	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Walt Disney Co. (The)	6.8%
Comcast Corp., Class A	5.9
Netflix Inc.	5.3
Charter Communications Inc., Class A	4.9
CBS Corp., Class B	4.8
Twenty-First Century Fox Inc., Class A	4.7
Twenty-First Century Fox Inc., Class B	4.7
Viacom Inc., Class B	4.4
Activision Blizzard Inc.	4.1
Discovery Inc., Class C	3.4

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Fund Summary as of January 31, 2019	iShares® Evolved U.S. Technology ETF

Investment Objective

The iShares Evolved U.S. Technology ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	(3.00)%	2.83%
Fund Market	(2.92)	2.95
S&P Total Market IndexTM	(3.60)	0.75

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/18)	Ending Account Value (01/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 970.00	$ 0.89		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Software	28.6%
Internet	28.2
Computers	14.7
Semiconductors	9.1
Diversified Financial Services	6.3
Commercial Services	4.8
Telecommunications	4.3
Other (each representing less than 1%)	4.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Microsoft Corp.	13.2%
Apple Inc.	8.3
Amazon. com Inc.	8.1
Facebook Inc., Class A	5.4
Alphabet Inc., Class C	5.0
Alphabet Inc., Class A	4.9
Cisco Systems Inc.	3.5
Visa Inc., Class A	2.8
Oracle Corp.	2.5
International Business Machines Corp.	2.2

F U N D S U M M A R Y	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited)	iShares® Evolved U.S. Consumer Staples ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Omnicom Group Inc.	48	$3,738

Agriculture — 11.4%
Altria Group Inc.	3,075	151,751
Archer-Daniels-Midland Co.	1,483	66,587
Bunge Ltd.	348	19,164
Philip Morris International Inc.	2,311	177,300
Universal Corp./VA	63	3,635
Vector Group Ltd.	107	1,177

		419,614

Beverages — 26.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	18	4,485
Brown-Forman Corp., Class A	253	11,899
Brown-Forman Corp., Class B, NVS	922	43,564
Coca-Cola Co. (The)	7,499	360,927
Constellation Brands Inc., Class A	414	71,895
Keurig Dr Pepper Inc.	772	21,014
MGP Ingredients Inc.	33	2,369
Molson Coors Brewing Co., Class B	450	29,974
Monster Beverage Corp.(a)	1,794	102,689
National Beverage Corp.	45	3,773
PepsiCo Inc.	2,718	306,237

		958,826

Biotechnology — 0.1%
Incyte Corp.(a)	27	2,176

Chemicals — 1.3%
Balchem Corp.	33	2,740
FMC Corp.	117	9,336
International Flavors & Fragrances Inc.	209	29,632
Sensient Technologies Corp.	72	4,520

		46,228

Commercial Services — 0.8%
Ecolab Inc.	139	21,986
Medifast Inc.	17	2,163
Nutrisystem Inc.	45	1,953
Weight Watchers International Inc.(a)	54	1,728

		27,830

Computers — 0.1%
HP Inc.	165	3,635

Cosmetics & Personal Care — 9.2%
Colgate-Palmolive Co.	1,655	107,045
Coty Inc., Class A	528	4,097
Edgewell Personal Care Co.(a)	75	2,959
Estee Lauder Companies Inc. (The), Class A	61	8,322
Procter & Gamble Co. (The)	2,235	215,611

		338,034

Distribution & Wholesale — 0.1%
Core-Mark Holding Co. Inc.	69	1,924

Diversified Financial Services — 0.4%
CME Group Inc.	61	11,119
Jefferies Financial Group Inc.	114	2,372

		13,491

Electric — 0.3%
Entergy Corp.	111	9,900

Security	Shares	Value

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	84	$3,982

Food — 27.8%
B&G Foods Inc.	231	6,158
Calavo Growers Inc.	33	2,685
Cal-Maine Foods Inc.	60	2,531
Campbell Soup Co.	639	22,640
Conagra Brands Inc.	1,854	40,121
Darling Ingredients Inc.(a)	261	5,551
Dean Foods Co.	243	1,013
Flowers Foods Inc.	357	7,019
Fresh Del Monte Produce Inc.	50	1,599
General Mills Inc.	2,563	113,900
Hain Celestial Group Inc. (The)(a)	312	5,719
Hershey Co. (The)	540	57,294
Hormel Foods Corp.	812	34,364
Hostess Brands Inc.(a)	195	2,241
Ingredion Inc.	171	16,929
J&J Snack Foods Corp.	39	6,020
JM Smucker Co. (The)	410	43,001
John B Sanfilippo & Son Inc.	27	1,843
Kellogg Co.	1,100	64,911
Kraft Heinz Co. (The)	2,637	126,734
Lamb Weston Holdings Inc.	420	30,366
Lancaster Colony Corp.	51	8,113
McCormick & Co. Inc./MD, NVS	350	43,274
Mondelez International Inc., Class A	4,070	188,278
Performance Food Group Co.(a)	138	4,714
Pilgrim’s Pride Corp.(a)	90	1,823
Post Holdings Inc.(a)	219	20,328
Sanderson Farms Inc.	36	4,432
Simply Good Foods Co. (The)(a)	126	2,493
Sprouts Farmers Market Inc.(a)	135	3,237
Sysco Corp.	1,065	68,000
Tootsie Roll Industries Inc.	42	1,455
TreeHouse Foods Inc.(a)	192	11,205
Tyson Foods Inc., Class A	908	56,223
U.S. Foods Holding Corp.(a)	357	12,038
United Natural Foods Inc.(a)	66	865

		1,019,117

Food Service — 0.1%
Aramark	107	3,526

Home Furnishings — 0.1%
Whirlpool Corp.	42	5,586

Household Products & Wares — 2.5%
ACCO Brands Corp.	93	821
Central Garden & Pet Co., Class A, NVS(a)	39	1,389
Church & Dwight Co. Inc.	309	19,965
Clorox Co. (The)	149	22,109
Helen of Troy Ltd.(a)	23	2,669
Kimberly-Clark Corp.	387	43,104
Spectrum Brands Holdings Inc.	21	1,173

		91,230

Housewares — 0.1%
Scotts Miracle-Gro Co. (The)	42	3,123
Tupperware Brands Corp.	48	1,309

		4,432

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 0.3%
AGCO Corp.	69	$4,430
Middleby Corp. (The)(a)	51	5,998

		10,428

Manufacturing — 0.1%
AptarGroup Inc.	27	2,676
John Bean Technologies Corp.	36	2,860

		5,536

Oil & Gas — 0.2%
Valero Energy Corp.	78	6,850

Packaging & Containers — 2.3%
Ball Corp.	713	37,276
Bemis Co. Inc.	135	6,593
Berry Global Group Inc.(a)	132	6,501
Crown Holdings Inc.(a)	274	13,974
Owens-Illinois Inc.	234	4,696
Packaging Corp. of America	39	3,679
Sealed Air Corp.	78	3,081
Silgan Holdings Inc.	111	3,066
Sonoco Products Co.	126	7,255

		86,121

Pharmaceuticals — 1.8%
Elanco Animal Health Inc.(a)	87	2,538
Herbalife Nutrition Ltd.(a)	137	8,179
Neogen Corp.(a)	81	4,934
Perrigo Co. PLC	40	1,858
Prestige Consumer Healthcare Inc.(a)	66	1,843
Zoetis Inc.	551	47,474

		66,826

Real Estate Investment Trusts — 0.1%
Americold Realty Trust	104	3,049

Retail — 13.2%
BJ’s Restaurants Inc.	19	947
Casey’s General Stores Inc.	33	4,246
Cheesecake Factory Inc. (The)	42	1,885
Chipotle Mexican Grill Inc.(a)	54	28,599
Costco Wholesale Corp.	97	20,819
Cracker Barrel Old Country Store Inc.	15	2,509
Darden Restaurants Inc.	105	11,018

Security	Shares	Value

Retail (continued)
Domino’s Pizza Inc.	10	$2,837
Dunkin’ Brands Group Inc.	117	8,002
Freshpet Inc.(a)	53	1,906
Jack in the Box Inc.	27	2,186
McDonald’s Corp.	954	170,556
Shake Shack Inc., Class A(a)	31	1,481
Starbucks Corp.	2,318	157,948
Texas Roadhouse Inc.	42	2,555
Walmart Inc.	79	7,571
Wendy’s Co. (The)	90	1,559
Wingstop Inc.	27	1,772
Yum China Holdings Inc.	436	15,892
Yum! Brands Inc.	434	40,787

		485,075

Software — 0.1%
Activision Blizzard Inc.	86	4,063

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	39	3,532
Mattel Inc.(a)	357	4,227

		7,759

Total Common Stocks — 98.9% (Cost: $3,660,659)		3,628,976

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	35,630	35,630

Total Short-Term Investments — 1.0% (Cost: $35,630)		35,630

Total Investments in Securities — 99.9% (Cost: $3,696,289)		3,664,606

Other Assets, Less Liabilities — 0.1%		4,193

Net Assets — 100.0%		$3,668,799

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,250	(10,250)	—	$—	$13	(b)	$(1)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,121	(164,491)	35,630	35,630	756		—	—

				$35,630	$769		$(1)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

14	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Consumer Staples ETF
January 31, 2019

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,628,976	$—	$—	$3,628,976
Money Market Funds	35,630	—	—	35,630

	$3,664,606	$—	$—	$3,664,606

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Alaska Air Group Inc.	104	$6,651
JetBlue Airways Corp.(a)	276	4,965

		11,616

Apparel — 7.7%
Capri Holdings Ltd.(a)	333	14,146
Carter’s Inc.	140	11,606
Columbia Sportswear Co.	72	6,422
Crocs Inc.(a)	136	3,906
Deckers Outdoor Corp.(a)	84	10,790
Hanesbrands Inc.	736	11,033
NIKE Inc., Class B	2,607	213,461
Oxford Industries Inc.	48	3,676
PVH Corp.	204	22,258
Ralph Lauren Corp.	140	16,260
Skechers U.S.A. Inc., Class A(a)	336	9,129
Steven Madden Ltd.	222	7,248
Under Armour Inc., Class A(a)	404	8,379
Under Armour Inc., Class C,NVS(a)	412	7,803
VF Corp.	639	53,785
Wolverine World Wide Inc.	124	4,254

		404,156

Building Materials — 0.1%
American Woodmark Corp.(a)	16	1,119
Masco Corp.	104	3,371

		4,490

Chemicals — 0.1%
Valvoline Inc.	168	3,714

Commercial Services — 1.2%
Aaron’s Inc.	144	7,207
Avis Budget Group Inc.(a)	68	1,811
Bright Horizons Family Solutions Inc.(a)	20	2,316
Brink’s Co. (The)	36	2,666
Cintas Corp.	72	13,501
Euronet Worldwide Inc.(a)	40	4,600
Grand Canyon Education Inc.(a)	36	3,346
H&R Block Inc.	224	5,284
ManpowerGroup Inc.	60	4,742
Medifast Inc.	12	1,527
Monro Inc.	68	4,873
Rollins Inc.	120	4,469
ServiceMaster Global Holdings Inc.(a)	136	5,303
Sotheby’s(a)	36	1,454
Weight Watchers International Inc.(a)	36	1,152

		64,251

Computers — 4.4%
Apple Inc.	1,389	231,185

Cosmetics & Personal Care — 5.3%
Estee Lauder Companies Inc. (The), Class A	382	52,113
Procter & Gamble Co. (The)	2,369	228,537

		280,650

Distribution & Wholesale — 1.3%
Core-Mark Holding Co. Inc.	58	1,617
Fastenal Co.	380	22,975
Fossil Group Inc.(a)	100	1,696
G-III Apparel Group Ltd.(a)	116	4,045
HD Supply Holdings Inc.(a)	124	5,200

Security	Shares	Value

Distribution & Wholesale (continued)
KAR Auction Services Inc.	96	$4,993
LKQ Corp.(a)	204	5,349
Pool Corp.	44	6,596
SiteOne Landscape Supply Inc.(a)(b)	36	1,919
WW Grainger Inc.	48	14,179

		68,569

Diversified Financial Services — 0.1%
Alliance Data Systems Corp.	36	6,393
LendingTree Inc.(a)	4	1,186

		7,579

Engineering & Construction — 0.0%
frontdoor Inc.(a)	68	2,021

Entertainment — 0.9%
Cinemark Holdings Inc.	128	5,238
Eldorado Resorts Inc.(a)(b)	80	3,730
Live Nation Entertainment Inc.(a)	180	9,632
Madison Square Garden Co. (The), Class A(a)	20	5,558
Marriott Vacations Worldwide Corp.	47	4,161
Penn National Gaming Inc.(a)	25	606
Red Rock Resorts Inc., Class A	116	2,944
Scientific Games Corp./DE, Class A(a)	44	1,103
Six Flags Entertainment Corp.	68	4,188
Vail Resorts Inc.	52	9,789

		46,949

Food — 1.8%
Flowers Foods Inc.	180	3,539
Kroger Co. (The)	1,873	53,062
Performance Food Group Co.(a)	128	4,372
Sprouts Farmers Market Inc.(a)	252	6,043
Sysco Corp.	330	21,070
U.S. Foods Holding Corp.(a)	216	7,284
United Natural Foods Inc.(a)	68	891

		96,261

Food Service — 0.2%
Aramark	320	10,544

Hand & Machine Tools — 0.1%
Snap-on Inc.	16	2,656

Home Builders — 0.2%
PulteGroup Inc.	172	4,783
Taylor Morrison Home Corp., Class A(a)	80	1,512
Toll Brothers Inc.	104	3,842

		10,137

Home Furnishings — 0.1%
Sleep Number Corp.(a)	68	2,448
Tempur Sealy International Inc.(a)	68	3,605

		6,053

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	21	2,437
Kimberly-Clark Corp.	79	8,799
Spectrum Brands Holdings Inc.	16	894

		12,130

Housewares — 0.2%
Newell Brands Inc.	432	9,163
Scotts Miracle-Gro Co. (The)	32	2,379
Tupperware Brands Corp.	44	1,200

		12,742

16	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet — 12.6%
Amazon.com Inc.(a)	293	$503,588
Booking Holdings Inc.(a)	48	87,975
Cars.com Inc.(a)	60	1,639
eBay Inc.(a)	493	16,590
Etsy Inc.(a)	116	6,339
Expedia Group Inc.	52	6,201
Groupon Inc.(a)	484	1,825
GrubHub Inc.(a)	88	7,075
Liberty Expedia Holdings Inc., Class A(a)	64	2,623
MercadoLibre Inc.	40	14,560
Shutterfly Inc.(a)	28	1,287
Stamps.com Inc.(a)	12	2,233
Stitch Fix Inc., Class A(a)	54	1,212
TripAdvisor Inc.(a)	100	5,738
Wayfair Inc., Class A(a)	72	7,881

		666,766

Leisure Time — 1.4%
Carnival Corp.	556	32,014
Norwegian Cruise Line Holdings Ltd.(a)	209	10,749
Planet Fitness Inc., Class A(a)	208	12,047
Polaris Industries Inc.	28	2,349
Royal Caribbean Cruises Ltd.	157	18,848

		76,007

Lodging — 2.9%
Caesars Entertainment Corp.(a)	156	1,426
Choice Hotels International Inc.	64	5,066
Extended Stay America Inc.	172	2,941
Hilton Grand Vacations Inc.(a)	84	2,549
Hilton Worldwide Holdings Inc.	406	30,239
Hyatt Hotels Corp., Class A	64	4,474
Las Vegas Sands Corp.	496	28,946
Marriott International Inc./MD, Class A	375	42,949
MGM Resorts International	572	16,840
Wyndham Destinations Inc.	164	6,911
Wynn Resorts Ltd.	100	12,301

		154,642

Machinery — 0.4%
Deere & Co.	112	18,368
Welbilt Inc.(a)	100	1,402

		19,770

Office Furnishings — 0.0%
Herman Miller Inc.	48	1,643

Oil & Gas — 0.1%
Murphy USA Inc.(a)	48	3,530

Pharmaceuticals — 0.5%
CVS Health Corp.	292	19,140
Herbalife Nutrition Ltd.(a)	94	5,612

		24,752

Real Estate — 0.1%
RE/MAX Holdings Inc., Class A	28	1,168
Realogy Holdings Corp.	100	1,775

		2,943

Real Estate Investment Trusts — 1.1%
Apple Hospitality REIT Inc.	168	2,757
CorePoint Lodging Inc.	78	955
Host Hotels & Resorts Inc.	532	9,608
Macerich Co. (The)	104	4,801

Security	Shares	Value

Real Estate Investment Trusts (continued)
Park Hotels & Resorts Inc.	120	$3,608
Ruth’s Hospitality Group Inc.	72	1,663
Ryman Hospitality Properties Inc.	32	2,571
Tailored Brands Inc.	140	1,768
Tapestry Inc.	740	28,645
Taubman Centers Inc.	72	3,586

		59,962

Retail — 55.2%
Abercrombie & Fitch Co., Class A	184	3,987
Advance Auto Parts Inc.	168	26,746
American Eagle Outfitters Inc.	468	9,884
Ascena Retail Group Inc.(a)	514	1,259
At Home Group Inc.(a)	117	2,579
AutoNation Inc.(a)	84	3,255
AutoZone Inc.(a)	54	45,756
Beacon Roofing Supply Inc.(a)	48	1,744
Bed Bath & Beyond Inc.	380	5,734
Best Buy Co. Inc.	500	29,620
Big Lots Inc.	124	3,911
BJ’s Restaurants Inc.	36	1,794
BJ’s Wholesale Club Holdings Inc.(a)	86	2,263
Bloomin’ Brands Inc.	192	3,539
Boot Barn Holdings Inc.(a)	85	1,992
Brinker International Inc.	116	4,700
Buckle Inc. (The)	76	1,320
Burlington Stores Inc.(a)	196	33,655
Caleres Inc.	100	2,984
CarMax Inc.(a)(b)	272	15,988
Carvana Co.(a)(b)	46	1,709
Casey’s General Stores Inc.	84	10,809
Cheesecake Factory Inc. (The)	84	3,770
Chico’s FAS Inc.	384	2,227
Children’s Place Inc. (The)	56	5,419
Chipotle Mexican Grill Inc.(a)	44	23,303
Costco Wholesale Corp.	1,044	224,074
Cracker Barrel Old Country Store Inc.	56	9,368
Darden Restaurants Inc.	268	28,121
Dave & Buster’s Entertainment Inc.	108	5,557
Denny’s Corp.(a)	144	2,547
Dick’s Sporting Goods Inc.	208	7,344
Dillard’s Inc., Class A	36	2,404
Dine Brands Global Inc.	44	3,356
Dollar General Corp.	689	79,531
Dollar Tree Inc.(a)	639	61,874
Domino’s Pizza Inc.	104	29,508
DSW Inc., Class A	192	5,232
Dunkin’ Brands Group Inc.	100	6,839
Express Inc.(a)	240	1,272
FirstCash Inc.	76	6,265
Five Below Inc.(a)	156	19,302
Floor & Decor Holdings Inc., Class A(a)	72	2,469
Foot Locker Inc.	256	14,308
GameStop Corp., Class A	212	2,404
Gap Inc. (The)	836	21,268
Genesco Inc.(a)	56	2,530
Genuine Parts Co.	124	12,378
Guess? Inc.	140	2,731
Home Depot Inc. (The)	2,316	425,056
Jack in the Box Inc.	64	5,181
JC Penney Co. Inc.(a)(b)	548	723

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Kohl’s Corp.	488	$33,521
L Brands Inc.	702	19,544
La-Z-Boy Inc.	72	2,133
Lithia Motors Inc., Class A	28	2,491
Lowe’s Companies Inc.	1,495	143,759
Lululemon Athletica Inc.(a)	299	44,195
Macy’s Inc.	807	21,224
McDonald’s Corp.	1,179	210,782
MSC Industrial Direct Co. Inc., Class A	40	3,340
National Vision Holdings Inc.(a)	100	3,176
Nordstrom Inc.	313	14,526
Office Depot Inc.	956	2,820
Ollie’s Bargain Outlet Holdings Inc.(a)	124	9,693
O’Reilly Automotive Inc.(a)	187	64,451
Papa John’s International Inc.	60	2,537
PriceSmart Inc.	56	3,430
RH(a)	56	7,609
Rite Aid Corp.(a)(b)	1,812	1,456
Ross Stores Inc.	1,045	96,265
Sally Beauty Holdings Inc.(a)(b)	324	5,579
Signet Jewelers Ltd.	143	3,483
Starbucks Corp.	1,594	108,615
Target Corp.	1,376	100,448
Texas Roadhouse Inc.	144	8,761
Tiffany & Co.	256	22,715
TJX Companies Inc. (The)	3,161	157,197
Tractor Supply Co.	332	28,353
Ulta Salon Cosmetics & Fragrance Inc.(a)	160	46,707
Urban Outfitters Inc.(a)	200	6,460
Walgreens Boots Alliance Inc.	1,167	84,327
Walmart Inc.	3,339	319,976
Wendy’s Co. (The)	340	5,889
Williams-Sonoma Inc.	228	12,410
Wingstop Inc.	48	3,151
Yum China Holdings Inc.	664	24,203
Yum! Brands Inc.	657	61,745

		2,918,560

Security	Shares	Value

Software — 0.1%
CDK Global Inc.	84	$4,108

Textiles — 0.0%
UniFirst Corp./MA	16	2,215

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	96	8,694

Transportation — 0.6%
FedEx Corp.	168	29,832

Total Common Stocks — 99.3% (Cost: $4,929,819)		5,249,127

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	33,545	33,555
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	32,349	32,349

		65,904

Total Short-Term Investments — 1.3% (Cost: $65,897)		65,904

Total Investments in Securities — 100.6% (Cost: $4,995,716)		5,315,031

Other Assets, Less Liabilities — (0.6)%		(30,787)

Net Assets — 100.0%		$5,284,244

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	29,994	3,551	33,545	$33,555	$177	(b)	$—		$4
BlackRock Cash Funds: Treasury, SL Agency Shares	28,996	3,353	32,349	32,349	304		—		—

				$65,904	$481		$—		$4

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Discretionary Spending ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,249,127	$—	$—	$5,249,127
Money Market Funds	65,904	—	—	65,904

	$5,315,031	$—	$—	$5,315,031

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) January 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 45.2%
Ameris Bancorp.	64	$2,429
Associated Banc-Corp.	347	7,513
BancFirst Corp.	46	2,469
Bank of America Corp.	7,496	213,411
Bank of Hawaii Corp.	94	7,269
Bank of New York Mellon Corp. (The)	1,290	67,493
Bank OZK	234	7,100
BankUnited Inc.	216	7,303
Banner Corp.	52	2,836
BB&T Corp.	1,372	66,954
BOK Financial Corp.	53	4,405
Bryn Mawr Bank Corp.	63	2,330
Cadence BanCorp.	122	2,287
Cathay General Bancorp.	180	6,682
CenterState Bank Corp.	173	4,290
Chemical Financial Corp.	147	6,536
Citigroup Inc.	2,794	180,101
Citizens Financial Group Inc.	874	29,646
City Holding Co.	40	2,867
Columbia Banking System Inc.	153	5,623
Comerica Inc.	314	24,724
Commerce Bancshares Inc.	200	11,960
Community Bank System Inc.	114	6,834
ConnectOne Bancorp. Inc.	76	1,520
Cullen/Frost Bankers Inc.	118	11,479
CVB Financial Corp.	244	5,346
Eagle Bancorp. Inc.(a)	67	3,677
East West Bancorp. Inc.	288	14,492
Enterprise Financial Services Corp.	58	2,560
Fifth Third Bancorp.	1,316	35,295
First BanCorp./Puerto Rico	384	4,090
First Bancorp./Southern Pines NC	71	2,611
First Busey Corp.	112	2,773
First Citizens BancShares Inc./NC, Class A	15	6,113
First Commonwealth Financial Corp.	268	3,645
First Financial Bancorp.	210	5,529
First Financial Bankshares Inc.	142	8,676
First Hawaiian Inc.	121	3,113
First Horizon National Corp.	652	9,571
First Interstate BancSystem Inc., Class A	83	3,230
First Midwest Bancorp. Inc.	230	5,065
FNB Corp.	695	8,097
Fulton Financial Corp.	382	6,131
Glacier Bancorp. Inc.	173	7,297
Goldman Sachs Group Inc. (The)	522	103,361
Great Western Bancorp. Inc.	127	4,482
Hancock Whitney Corp.	169	6,942
Hanmi Financial Corp.	79	1,732
Heartland Financial USA Inc.	71	3,221
Heritage Financial Corp./WA	75	2,323
Hilltop Holdings Inc.	160	2,946
Home BancShares Inc./AR	318	5,823
Hope Bancorp Inc.	282	4,035
Huntington Bancshares Inc./OH	1,901	25,169
IBERIABANK Corp.	112	8,276
Independent Bank Corp./Rockland MA	58	4,627
Independent Bank Group Inc.	43	2,269
International Bancshares Corp.	134	4,753

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.	1,950	$201,825
KeyCorp	1,940	31,952
Lakeland Bancorp. Inc.	132	2,066
Lakeland Financial Corp.	67	3,017
LegacyTexas Financial Group Inc.	91	3,625
M&T Bank Corp.	119	19,580
MB Financial Inc.	162	7,190
Meta Financial Group Inc.	57	1,342
Morgan Stanley	2,004	84,769
National Bank Holdings Corp., Class A	71	2,269
NBT Bancorp. Inc.	113	4,025
Northern Trust Corp.	386	34,146
Old National Bancorp./IN	329	5,310
PacWest Bancorp.	229	8,837
Park National Corp.	33	3,103
Pinnacle Financial Partners Inc.	147	7,904
Popular Inc.	194	10,594
Prosperity Bancshares Inc.	143	10,173
Regions Financial Corp.	2,052	31,129
Renasant Corp.	114	4,049
S&T Bancorp. Inc.	84	3,227
Sandy Spring Bancorp. Inc.	78	2,544
Seacoast Banking Corp. of Florida(a)	99	2,724
ServisFirst Bancshares Inc.	94	3,172
Simmons First National Corp., Class A	177	4,379
South State Corp.	82	5,441
Southside Bancshares Inc.	85	2,804
State Street Corp.	623	44,171
SunTrust Banks Inc.	845	50,210
SVB Financial Group(a)	95	22,171
Synovus Financial Corp.	324	11,476
TCF Financial Corp.	260	5,762
Texas Capital Bancshares Inc.(a)	54	3,147
Tompkins Financial Corp.	38	2,795
U.S. Bancorp.	2,619	133,988
UMB Financial Corp.	94	6,050
Umpqua Holdings Corp.	398	7,037
Union Bankshares Corp.	140	4,418
United Community Banks Inc./GA	128	3,292
Valley National Bancorp.	594	6,005
Webster Financial Corp.	186	10,022
Wells Fargo & Co.	3,849	188,255
WesBanco Inc.	103	4,183
Westamerica Bancorp.	61	3,822
Western Alliance Bancorp.(a)	152	6,731
Wintrust Financial Corp.	116	8,252
Zions Bancorp. N.A	385	18,322

		2,044,636

Chemicals — 1.3%
Linde PLC	353	57,542

Commercial Services — 4.3%
Automatic Data Processing Inc.	246	34,401
CoreLogic Inc.(a)	64	2,323
Equifax Inc.	78	8,348
Euronet Worldwide Inc.(a)	25	2,875
FleetCor Technologies Inc.(a)	42	8,476
Global Payments Inc.	100	11,228
Green Dot Corp., Class A(a)	57	4,219
HealthEquity Inc.(a)	37	2,307

20	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
Insperity Inc.	29	$3,094
MarketAxess Holdings Inc.	33	7,087
Moody’s Corp.	154	24,410
S&P Global Inc.	155	29,706
Service Corp. International/U.S.	111	4,764
Total System Services Inc.	164	14,696
Verisk Analytics Inc.(a)	127	14,911
WEX Inc.(a)	37	5,969
Worldpay Inc., Class A(a)	197	16,446

		195,260

Diversified Financial Services — 16.0%
Affiliated Managers Group Inc.	61	6,402
Alliance Data Systems Corp.	33	5,861
Ally Financial Inc.	740	19,284
American Express Co.	888	91,198
Ameriprise Financial Inc.	210	26,586
Artisan Partners Asset Management Inc., Class A	70	1,632
BGC Partners Inc., Class A	217	1,343
Boston Private Financial Holdings Inc.	128	1,485
Capital One Financial Corp.	723	58,267
Cboe Global Markets Inc.	101	9,420
Charles Schwab Corp. (The)	1,733	81,052
CME Group Inc.	236	43,018
Credit Acceptance Corp.(a)	20	7,960
Discover Financial Services	451	30,438
E*TRADE Financial Corp.	435	20,297
Eaton Vance Corp., NVS	167	6,433
Evercore Inc., Class A	38	3,399
Franklin Resources Inc.	415	12,288
Interactive Brokers Group Inc., Class A	71	3,578
Intercontinental Exchange Inc.	470	36,077
Invesco Ltd.	174	3,170
Jefferies Financial Group Inc.	355	7,388
Legg Mason Inc.	140	4,172
LendingTree Inc.(a)	5	1,482
LPL Financial Holdings Inc.	116	8,163
Mastercard Inc., Class A	387	81,707
Moelis & Co., Class A	41	1,794
Nasdaq Inc.	105	9,244
Navient Corp.	271	3,089
OneMain Holdings Inc.(a)	116	3,467
Raymond James Financial Inc.	231	18,596
Santander Consumer USA Holdings Inc.	147	2,802
SEI Investments Co.	153	7,274
SLM Corp.(a)	711	7,615
Stifel Financial Corp.	123	5,888
Synchrony Financial	829	24,903
T Rowe Price Group Inc.	307	28,692
TD Ameritrade Holding Corp.	303	16,953
Visa Inc., Class A	95	12,826
Waddell & Reed Financial Inc., Class A	137	2,346
Western Union Co. (The)	326	5,950

		723,539

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	5,169

Forest Products & Paper — 0.1%
International Paper Co.	102	4,838

Security	Shares	Value

Health Care - Services — 2.8%
Anthem Inc.	133	$40,299
Cigna Corp.	198	39,563
Molina Healthcare Inc.(a)	33	4,388
UnitedHealth Group Inc.	156	42,151
WellCare Health Plans Inc.(a)	8	2,212

		128,613

Insurance — 22.8%
Aflac Inc.	1,206	57,526
Alleghany Corp.	8	5,052
Allstate Corp. (The)	567	49,822
American Financial Group Inc./OH	139	13,259
American International Group Inc.	1,525	65,926
American National Insurance Co.	22	3,062
Aon PLC	111	17,342
Arch Capital Group Ltd.(a)	281	8,247
Arthur J Gallagher & Co.	250	18,678
Assurant Inc.	74	7,133
Athene Holding Ltd., Class A(a)	147	6,306
Axis Capital Holdings Ltd.	33	1,767
Berkshire Hathaway Inc., Class B(a)	594	122,091
Brighthouse Financial Inc.(a)	154	5,750
Brown & Brown Inc.	331	8,990
Cincinnati Financial Corp.	297	24,093
CNA Financial Corp.	66	3,027
Employers Holdings Inc.	56	2,373
Erie Indemnity Co., Class A, NVS	33	4,831
Essent Group Ltd.(a)	73	2,902
Everest Re Group Ltd.	53	11,610
Fidelity National Financial Inc.	344	12,439
Genworth Financial Inc., Class A(a)	837	4,051
Hanover Insurance Group Inc. (The)	81	9,237
Hartford Financial Services Group Inc. (The)	674	31,624
Horace Mann Educators Corp.	85	3,540
Kemper Corp.	83	6,240
Lincoln National Corp.	393	22,987
Loews Corp.	240	11,496
Markel Corp.(a)	19	20,017
Marsh & McLennan Companies Inc.	629	55,472
Mercury General Corp.	60	3,102
MetLife Inc.	1,389	63,436
MGIC Investment Corp.(a)	653	8,149
National General Holdings Corp.	118	2,850
NMI Holdings Inc., Class A(a)	119	2,618
Old Republic International Corp.	108	2,176
Principal Financial Group Inc.	503	25,185
ProAssurance Corp.	105	4,479
Progressive Corp. (The)	981	66,012
Prudential Financial Inc.	760	70,026
Radian Group Inc.	374	7,196
RenaissanceRe Holdings Ltd.	44	6,073
RLI Corp.	90	5,941
Safety Insurance Group Inc.	33	2,716
Selective Insurance Group Inc.	112	6,823
Torchmark Corp.	220	18,427
Travelers Companies Inc. (The)	470	59,004
Universal Insurance Holdings Inc.	64	2,414
Unum Group	424	14,738
Voya Financial Inc.	307	14,254
Willis Towers Watson PLC	75	12,209

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
WR Berkley Corp.	189	$14,532

		1,029,250

Leisure Time — 0.1%
Harley-Davidson Inc.	81	2,986

Machinery — 0.8%
Caterpillar Inc.	265	35,287

Manufacturing — 1.4%
General Electric Co.	6,180	62,789

Media — 0.1%
FactSet Research Systems Inc.	16	3,498

Real Estate — 0.0%
Realogy Holdings Corp.	87	1,544

Real Estate Investment Trusts — 0.8%
AGNC Investment Corp.	213	3,815
Annaly Capital Management Inc.	930	9,709
Colony Capital Inc.	415	2,519
MFA Financial Inc.	382	2,800
New Residential Investment Corp.	268	4,551
Two Harbors Investment Corp.	150	2,188
Weyerhaeuser Co.	492	12,910

		38,492

Retail — 0.1%
FirstCash Inc.	30	2,473

Savings & Loans — 1.6%
Axos Financial Inc.(a)	95	2,884
Beneficial Bancorp. Inc.	159	2,479
Berkshire Hills Bancorp. Inc.	75	2,044
Brookline Bancorp. Inc.	175	2,602
Capitol Federal Financial Inc.	292	3,758
Investors Bancorp. Inc.	501	6,082
Meridian Bancorp. Inc.	113	1,789
New York Community Bancorp. Inc.	937	10,888
Northwest Bancshares Inc.	224	3,951

Security	Shares	Value

Savings & Loans (continued)
OceanFirst Financial Corp.	97	$2,329
Pacific Premier Bancorp. Inc.(a)	95	2,826
People’s United Financial Inc.	759	12,433
Provident Financial Services Inc.	140	3,460
Sterling Bancorp./DE	450	8,658
Washington Federal Inc.	174	5,062
WSFS Financial Corp.	71	2,994

		74,239

Software — 1.7%
Black Knight Inc.(a)	48	2,361
Broadridge Financial Solutions Inc.	90	9,075
Fidelity National Information Services Inc.	285	29,791
First Data Corp., Class A(a)	285	7,025
Fiserv Inc.(a)	191	15,840
MSCI Inc.	47	8,003
SS&C Technologies Holdings Inc.	91	4,685

		76,780

Total Common Stocks — 99.2% (Cost: $4,877,598)		4,486,935

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	31,757	31,757

Total Short-Term Investments — 0.7% (Cost: $31,757)		31,757

Total Investments in Securities — 99.9% (Cost: $4,909,355)		4,518,692

Other Assets, Less Liabilities — 0.1%		4,326

Net Assets — 100.0%		$4,523,018

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$3	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	39,373	(7,616)	31,757	31,757	446		—		—

				$31,757	$449		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,486,935	$—	$—	$4,486,935
Money Market Funds	31,757	—	—	31,757

	$4,518,692	$—	$—	$4,518,692

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited)	iShares® Evolved U.S. Healthcare Staples ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Lockheed Martin Corp.	30	$8,691
Northrop Grumman Corp.	57	15,706
Raytheon Co.	39	6,426

		30,823

Biotechnology — 3.0%
Bio-Rad Laboratories Inc., Class A(a)	36	8,995
Exact Sciences Corp.(a)	249	22,430
Illumina Inc.(a)	313	87,574
Myriad Genetics Inc.(a)	144	4,059
NeoGenomics Inc.(a)	180	2,992

		126,050

Commercial Services — 1.2%
2U Inc.(a)	42	2,388
Adtalem Global Education Inc.(a)	87	4,254
AMN Healthcare Services Inc.(a)	99	6,414
ASGN Inc.(a)	24	1,512
Bright Horizons Family Solutions Inc.(a)	48	5,558
Career Education Corp.(a)	87	1,123
Graham Holdings Co., Class B	6	3,990
Grand Canyon Education Inc.(a)	57	5,298
Healthcare Services Group Inc.	132	5,758
HealthEquity Inc.(a)	42	2,618
HMS Holdings Corp.(a)	195	5,848
Insperity Inc.	30	3,200
Strategic Education Inc.	15	1,641

		49,602

Computers — 0.4%
Conduent Inc.(a)	180	2,295
Leidos Holdings Inc.	102	5,916
MAXIMUS Inc.	105	7,364

		15,575

Diversified Financial Services — 0.0%
WageWorks Inc.(a)	39	1,230

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	33	2,299

Electronics — 1.5%
Agilent Technologies Inc.	403	30,648
OSI Systems Inc.(a)(b)	27	2,422
PerkinElmer Inc.	156	14,118
Waters Corp.(a)	72	16,648

		63,836

Engineering & Construction — 0.0%
AECOM(a)	63	1,928

Environmental Control — 0.1%
Stericycle Inc.(a)(b)	72	3,174

Health Care - Products — 43.6%
Abbott Laboratories	3,192	232,952
ABIOMED Inc.(a)	93	32,650
Accelerate Diagnostics Inc.(a)(b)	72	1,311
Align Technology Inc.(a)	81	20,165
AngioDynamics Inc.(a)	72	1,519
AtriCure Inc.(a)	72	2,228
Atrion Corp.	3	2,238
Avanos Medical Inc.(a)	60	2,733

Security	Shares	Value

Health Care - Products (continued)
AxoGen Inc.(a)	33	$545
Baxter International Inc.	564	40,884
Becton Dickinson and Co.	552	137,702
Bio-Techne Corp.	42	7,327
BioTelemetry Inc.(a)	69	4,956
Boston Scientific Corp.(a)	3,097	118,151
Bruker Corp.	114	3,997
Cantel Medical Corp.	36	2,931
Cardiovascular Systems Inc.(a)	63	1,961
Cooper Companies Inc. (The)	105	29,270
Cutera Inc.(a)	21	302
Danaher Corp.	973	107,925
DENTSPLY SIRONA Inc.	279	11,704
Edwards Lifesciences Corp.(a)	492	83,847
Genomic Health Inc.(a)	36	2,729
Globus Medical Inc., Class A(a)	126	5,676
Haemonetics Corp.(a)	72	7,122
Henry Schein Inc.(a)	300	23,310
Hill-Rom Holdings Inc.	120	12,002
Hologic Inc.(a)	492	21,845
ICU Medical Inc.(a)	30	7,464
IDEXX Laboratories Inc.(a)	123	26,172
Inogen Inc.(a)	39	5,897
Insulet Corp.(a)	99	8,038
Integer Holdings Corp.(a)	45	3,645
Integra LifeSciences Holdings Corp.(a)	126	5,967
Intersect ENT Inc.(a)	33	979
Intuitive Surgical Inc.(a)	285	149,237
iRhythm Technologies Inc.(a)	42	3,570
LeMaitre Vascular Inc.	33	787
LivaNova PLC(a)	109	10,063
Luminex Corp.	69	1,924
Masimo Corp.(a)	111	13,807
Medtronic PLC	3,159	279,224
Merit Medical Systems Inc.(a)	102	5,766
Natus Medical Inc.(a)	63	2,126
Nevro Corp.(a)	48	2,331
Novocure Ltd.(a)	75	3,675
NuVasive Inc.(a)	108	5,415
NxStage Medical Inc.(a)	129	3,750
OraSure Technologies Inc.(a)	117	1,503
Patterson Companies Inc.	150	3,344
Penumbra Inc.(a)	63	9,167
Quidel Corp.(a)(b)	60	3,482
ResMed Inc.	306	29,122
STAAR Surgical Co.(a)	80	2,858
Stryker Corp.	669	118,794
Teleflex Inc.	87	23,795
Thermo Fisher Scientific Inc.	524	128,731
Varex Imaging Corp.(a)	51	1,453
Varian Medical Systems Inc.(a)	138	18,220
Wright Medical Group NV(a)	174	5,192
Zimmer Biomet Holdings Inc.	393	43,057

		1,848,537

Health Care - Services — 33.8%
Acadia Healthcare Co. Inc.(a)	192	5,253
Amedisys Inc.(a)	90	11,804
Anthem Inc.	554	167,862
Brookdale Senior Living Inc.(a)	357	2,910
Centene Corp.(a)	441	57,581

24	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Healthcare Staples ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
Charles River Laboratories International Inc.(a)	27	$3,326
Chemed Corp.	30	8,938
Cigna Corp.	589	117,688
Community Health Systems Inc.(a)	291	1,147
DaVita Inc.(a)	344	19,309
Encompass Health Corp.	291	19,450
Ensign Group Inc. (The)	138	6,013
HCA Healthcare Inc.	776	108,198
Humana Inc.	348	107,529
Invitae Corp.(a)	148	2,084
IQVIA Holdings Inc.(a)	180	23,222
Laboratory Corp. of America Holdings(a)	227	31,633
LHC Group Inc.(a)	86	9,093
MEDNAX Inc.(a)	279	10,075
Molina Healthcare Inc.(a)	63	8,378
National HealthCare Corp.	24	1,928
Providence Service Corp. (The)(a)	30	1,924
Quest Diagnostics Inc.	319	27,865
Select Medical Holdings Corp.(a)	336	5,248
Syneos Health Inc.(a)	36	1,837
Teladoc Health Inc.(a)	96	6,163
Tenet Healthcare Corp.(a)	267	5,871
Tivity Health Inc.(a)	111	2,471
U.S. Physical Therapy Inc.	36	3,812
UnitedHealth Group Inc.	2,192	592,278
Universal Health Services Inc., Class B	240	31,807
WellCare Health Plans Inc.(a)	113	31,242

		1,433,939

Internet — 0.0%
HealthStream Inc.	51	1,283

Pharmaceuticals — 8.0%
Akorn Inc.(a)	75	282
Allergan PLC	253	36,427
AmerisourceBergen Corp.	264	22,010
Cardinal Health Inc.	576	28,783
CVS Health Corp.	2,396	157,058
DexCom Inc.(a)	135	19,039
Diplomat Pharmacy Inc.(a)	138	2,001
Johnson & Johnson	179	23,821
McKesson Corp.	315	40,399
Owens & Minor Inc.	102	772
PRA Health Sciences Inc.(a)	42	4,451
Premier Inc., Class A(a)	141	5,610

		340,653

Real Estate Investment Trusts — 3.1%
CoreCivic Inc.	138	2,742
GEO Group Inc. (The)	156	3,518

Security	Shares	Value

Real Estate Investment Trusts (continued)
HCP Inc.	474	$14,950
LTC Properties Inc.	45	2,135
Medical Properties Trust Inc.	693	12,612
National Health Investors Inc.	60	4,996
Omega Healthcare Investors Inc.	201	8,078
Physicians Realty Trust	246	4,455
Sabra Health Care REIT Inc.	240	4,930
Ventas Inc.	411	26,505
Welltower Inc.	572	44,324

		129,245

Retail — 1.2%
Rite Aid Corp.(a)	1,659	1,333
Walgreens Boots Alliance Inc.	710	51,304

		52,637

Software — 1.2%
athenahealth Inc.(a)	57	7,680
Cerner Corp.(a)	593	32,562
Evolent Health Inc., Class A(a)	147	2,599
Omnicell Inc.(a)	63	4,103
Tabula Rasa HealthCare Inc.(a)	30	1,808

		48,752

Total Common Stocks — 97.9% (Cost: $3,715,490)		4,149,563

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	10,465	10,468
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	86,371	86,371

		96,839

Total Short-Term Investments — 2.3% (Cost: $96,837)		96,839

Total Investments in Securities — 100.2% (Cost: $3,812,327)		4,246,402

Other Assets, Less Liabilities — (0.2)%		(8,513)

Net Assets — 100.0%		$4,237,889

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,308	6,157	10,465	$10,468	$33	(b)	$—		$2
BlackRock Cash Funds: Treasury, SL Agency Shares	46,420	39,951	86,371	86,371	787		—		—

				$96,839	$820		$—		$2

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,149,563	$—	$—	$4,149,563
Money Market Funds	96,839	—	—	96,839

	$4,246,402	$—	$—	$4,246,402

See notes to financial statements.

26	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 42.1%
Abeona Therapeutics Inc.(a)	136	$923
ACADIA Pharmaceuticals Inc.(a)	412	9,385
Acceleron Pharma Inc.(a)	188	7,971
Achillion Pharmaceuticals Inc.(a)	624	1,367
Acorda Therapeutics Inc.(a)	204	3,392
Aduro Biotech Inc.(a)	184	548
Agenus Inc.(a)	348	1,173
Alder Biopharmaceuticals Inc.(a)(b)	312	4,393
Alexion Pharmaceuticals Inc.(a)	902	110,910
Alnylam Pharmaceuticals Inc.(a)	414	34,581
AMAG Pharmaceuticals Inc.(a)	128	2,095
Amgen Inc.	1,284	240,249
Amicus Therapeutics Inc.(a)	876	10,547
AnaptysBio Inc.(a)	68	4,510
ANI Pharmaceuticals Inc.(a)	28	1,505
Arena Pharmaceuticals Inc.(a)	256	11,768
ArQule Inc.(a)	498	1,843
Arrowhead Pharmaceuticals Inc.(a)	360	5,083
Assembly Biosciences Inc.(a)(b)	88	2,005
Atara Biotherapeutics Inc.(a)(b)	128	4,864
Audentes Therapeutics Inc.(a)	128	3,174
AVEO Pharmaceuticals Inc.(a)	536	375
BioCryst Pharmaceuticals Inc.(a)(b)	428	3,715
Biogen Inc.(a)	726	242,324
BioMarin Pharmaceutical Inc.(a)	850	83,444
Bio-Rad Laboratories Inc., Class A(a)	8	1,999
Bluebird Bio Inc.(a)	266	35,492
Blueprint Medicines Corp.(a)	184	13,265
Cambrex Corp.(a)	48	2,095
Cara Therapeutics Inc.(a)(b)	144	2,196
Celgene Corp.(a)	2,745	242,823
Celldex Therapeutics Inc.(a)	668	339
ChemoCentryx Inc.(a)	132	1,616
Cymabay Therapeutics Inc.(a)	319	2,775
CytomX Therapeutics Inc.(a)	156	2,649
Deciphera Pharmaceuticals Inc.(a)(b)	84	2,257
Denali Therapeutics Inc.(a)	344	6,557
Dicerna Pharmaceuticals Inc.(a)	192	1,980
Dynavax Technologies Corp.(a)	256	2,821
Editas Medicine Inc.(a)	192	4,172
Emergent BioSolutions Inc.(a)	128	7,986
Epizyme Inc.(a)	240	2,453
Esperion Therapeutics Inc.(a)(b)	124	5,760
Exact Sciences Corp.(a)(b)	184	16,575
Exelixis Inc.(a)	1,288	30,358
Fate Therapeutics Inc.(a)	220	3,331
FibroGen Inc.(a)	312	17,706
Five Prime Therapeutics Inc.(a)	180	2,025
Geron Corp.(a)	492	566
Gilead Sciences Inc.	3,230	226,132
GlycoMimetics Inc.(a)	185	2,072
Halozyme Therapeutics Inc.(a)	480	7,766
ImmunoGen Inc.(a)	758	3,979
Immunomedics Inc.(a)	804	11,891
Incyte Corp.(a)	356	28,690
Innoviva Inc.(a)	236	4,036
Insmed Inc.(a)	360	8,752
Intercept Pharmaceuticals Inc.(a)	88	10,620

Security	Shares	Value

Biotechnology (continued)
Intrexon Corp.(a)	176	$1,348
Ionis Pharmaceuticals Inc.(a)	580	33,640
Iovance Biotherapeutics Inc.(a)	396	3,623
Karyopharm Therapeutics Inc.(a)	224	1,897
Lexicon Pharmaceuticals Inc.(a)	212	1,003
Ligand Pharmaceuticals Inc.(a)	96	11,338
Loxo Oncology Inc.(a)	137	32,140
MacroGenics Inc.(a)	160	1,877
Medicines Co. (The)(a)(b)	312	7,210
Myriad Genetics Inc.(a)	140	3,947
Novavax Inc.(a)	1,288	3,014
Omeros Corp.(a)	188	2,564
Pieris Pharmaceuticals Inc.(a)	256	735
PTC Therapeutics Inc.(a)	202	6,288
Puma Biotechnology Inc.(a)	156	4,349
Radius Health Inc.(a)	200	3,654
Regeneron Pharmaceuticals Inc.(a)	352	151,103
REGENXBIO Inc.(a)	136	5,979
Retrophin Inc.(a)	188	4,053
Rigel Pharmaceuticals Inc.(a)	716	1,547
Sage Therapeutics Inc.(a)	227	32,368
Sangamo Therapeutics Inc.(a)	396	4,629
Seattle Genetics Inc.(a)	516	39,438
Solid Biosciences Inc.(a)	65	1,636
Sorrento Therapeutics Inc.(a)	276	569
Spark Therapeutics Inc.(a)	152	7,269
Spectrum Pharmaceuticals Inc.(a)	468	5,242
Stemline Therapeutics Inc.(a)	148	1,637
Ultragenyx Pharmaceutical Inc.(a)	224	11,048
United Therapeutics Corp.(a)	188	21,682
Verastem Inc.(a)	403	1,322
Vertex Pharmaceuticals Inc.(a)	1,181	225,465
Viking Therapeutics Inc.(a)	258	2,105
ZIOPHARM Oncology Inc.(a)(b)	608	1,362

		2,142,959

Electrical Components & Equipment — 0.1%
Universal Display Corp.	56	5,814

Health Care - Products — 6.7%
Abbott Laboratories	1,711	124,869
ABIOMED Inc.(a)	45	15,798
AxoGen Inc.(a)	56	924
Baxter International Inc.	604	43,784
Bio-Techne Corp.	44	7,676
Cooper Companies Inc. (The)	68	18,956
Glaukos Corp.(a)	104	6,634
Globus Medical Inc., Class A(a)	84	3,784
Haemonetics Corp.(a)	52	5,143
Hologic Inc.(a)	144	6,394
ICU Medical Inc.(a)	20	4,976
IDEXX Laboratories Inc.(a)	92	19,576
Insulet Corp.(a)	84	6,820
Integra LifeSciences Holdings Corp.(a)(b)	68	3,220
Intersect ENT Inc.(a)(b)	72	2,136
Intuitive Surgical Inc.(a)	45	23,564
Lantheus Holdings Inc.(a)(b)	112	1,884
Merit Medical Systems Inc.(a)	52	2,940
Nevro Corp.(a)	56	2,719
NxStage Medical Inc.(a)	68	1,977
OPKO Health Inc.(a)	916	3,371

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Products (continued)
Penumbra Inc.(a)	52	$7,566
Quidel Corp.(a)(b)	40	2,321
Repligen Corp.(a)	88	5,017
ResMed Inc.	180	17,131

		339,180

Health Care - Services — 1.0%
Catalent Inc.(a)	208	7,681
Charles River Laboratories International Inc.(a)	72	8,870
IQVIA Holdings Inc.(a)	208	26,834
Syneos Health Inc.(a)	112	5,717

		49,102

Pharmaceuticals — 49.2%
AbbVie Inc.	2,630	211,162
Achaogen Inc.(a)	152	230
Aclaris Therapeutics Inc.(a)	136	948
Adamas Pharmaceuticals Inc.(a)	92	828
Aerie Pharmaceuticals Inc.(a)	180	8,464
Agios Pharmaceuticals Inc.(a)	228	12,221
Aimmune Therapeutics Inc.(a)	192	4,516
Akcea Therapeutics Inc.(a)(b)	52	1,382
Akebia Therapeutics Inc.(a)(b)	384	2,116
Akorn Inc.(a)	208	782
Alkermes PLC(a)	369	12,129
Allergan PLC	785	113,024
AmerisourceBergen Corp.	56	4,669
Amneal Pharmaceuticals Inc.(a)	537	6,594
Amphastar Pharmaceuticals Inc.(a)	132	3,004
Anika Therapeutics Inc.(a)	40	1,520
Apellis Pharmaceuticals Inc.(a)	135	1,890
Array BioPharma Inc.(a)	944	17,624
Athenex Inc.(a)	140	1,645
Bausch Health Companies Inc.(a)	888	21,800
Bristol-Myers Squibb Co.	3,832	189,186
Clovis Oncology Inc.(a)(b)	232	5,884
Coherus Biosciences Inc.(a)	196	2,638
Collegium Pharmaceutical Inc.(a)	108	1,729
Concert Pharmaceuticals Inc.(a)	96	1,358
Corbus Pharmaceuticals Holdings Inc.(a)	224	1,693
Corcept Therapeutics Inc.(a)(b)	440	4,919
Cytokinetics Inc.(a)	216	1,518
Dermira Inc.(a)	276	1,822
DexCom Inc.(a)	148	20,872
Dova Pharmaceuticals Inc.(a)	64	492
Eagle Pharmaceuticals Inc./DE(a)	56	2,367
Eli Lilly & Co.	2,133	255,661
Enanta Pharmaceuticals Inc.(a)	68	5,401
Endo International PLC(a)	202	1,970
Flexion Therapeutics Inc.(a)	156	2,292
G1 Therapeutics Inc.(a)	88	1,882
Global Blood Therapeutics Inc.(a)(b)	220	10,540
Heron Therapeutics Inc.(a)	328	8,823
Horizon Pharma PLC(a)	214	4,599
Intellia Therapeutics Inc.(a)	136	1,923
Intra-Cellular Therapies Inc.(a)	208	2,504
Ironwood Pharmaceuticals Inc.(a)	600	8,196
Jazz Pharmaceuticals PLC(a)	40	5,036
Johnson & Johnson	3,740	497,719
Jounce Therapeutics Inc.(a)	72	302
Kura Oncology Inc.(a)	148	2,353

Security	Shares	Value

Pharmaceuticals (continued)
La Jolla Pharmaceutical Co.(a)	92	$556
Lannett Co. Inc.(a)	116	865
Madrigal Pharmaceuticals Inc.(a)	16	1,852
MediciNova Inc.(a)	164	1,489
Merck & Co. Inc.	4,550	338,657
Mirati Therapeutics Inc.(a)	155	10,242
Momenta Pharmaceuticals Inc.(a)	324	3,843
Mylan NV(a)	1,035	30,998
MyoKardia Inc.(a)	140	5,793
Nektar Therapeutics(a)	781	33,068
Neurocrine Biosciences Inc.(a)	468	41,287
Pacira Pharmaceuticals Inc./DE(a)	152	6,183
Paratek Pharmaceuticals Inc.(a)(b)	124	836
Pfizer Inc.	8,828	374,749
Portola Pharmaceuticals Inc.(a)(b)	356	9,648
PRA Health Sciences Inc.(a)	84	8,901
Prestige Consumer Healthcare Inc.(a)(b)	64	1,787
Progenics Pharmaceuticals Inc.(a)	308	1,364
Reata Pharmaceuticals Inc., Class A(a)	72	5,743
Revance Therapeutics Inc.(a)	144	2,487
Rhythm Pharmaceuticals Inc.(a)	80	2,128
Rocket Pharmaceuticals Inc.(a)(b)	105	1,510
Sarepta Therapeutics Inc.(a)	310	43,310
Supernus Pharmaceuticals Inc.(a)	220	8,389
Synergy Pharmaceuticals Inc.(a)	1,136	364
TG Therapeutics Inc.(a)	236	968
TherapeuticsMD Inc.(a)	640	3,360
Vanda Pharmaceuticals Inc.(a)	224	6,077
Voyager Therapeutics Inc.(a)	128	1,343
Xencor Inc.(a)	240	8,664
Zoetis Inc.	816	70,307
Zogenix Inc.(a)	152	6,650

		2,503,645

Telecommunications — 0.0%
InterDigital Inc.	36	2,621

Total Common Stocks — 99.1% (Cost: $4,893,304)		5,043,321

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	98,715	98,745
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	38,642	38,642

		137,387

Total Short-Term Investments — 2.7% (Cost: $137,370)		137,387

Total Investments in Securities — 101.8% (Cost: $5,030,674)		5,180,708

Other Assets, Less Liabilities — (1.8)%		(91,134)

Net Assets — 100.0%		$5,089,574

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Evolved U.S. Innovative Healthcare ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	80,074	18,641	98,715	$98,745	$396	(b)	$(5)	$9
BlackRock Cash Funds: Treasury, SL Agency Shares	53,493	(14,851)	38,642	38,642	438		—	—

				$137,387	$834		$(5)	$9

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,043,321	$—	$—	$5,043,321
Money Market Funds	137,387	—	—	137,387

	$5,180,708	$—	$—	$5,180,708

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) January 31, 2019	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Commercial Services — 2.1%
Graham Holdings Co., Class B	48	$31,920
Nielsen Holdings PLC	2,816	72,315
Viad Corp.	64	3,373

		107,608

Entertainment — 6.9%
AMC Entertainment Holdings Inc., Class A	440	6,446
Churchill Downs Inc.	123	11,314
Cinemark Holdings Inc.	1,244	50,905
IMAX Corp.(a)	768	15,951
International Speedway Corp., Class A	280	12,166
Lions Gate Entertainment Corp., Class A	1,276	23,440
Lions Gate Entertainment Corp., Class B, NVS	2,567	45,000
Live Nation Entertainment Inc.(a)	1,008	53,938
Madison Square Garden Co. (The), Class A(a)	192	53,357
National CineMedia Inc.	964	6,661
Reading International Inc., Class A, NVS(a)	180	2,844
Scientific Games Corp./DE, Class A(a)	324	8,119
SeaWorld Entertainment Inc.(a)	476	12,400
Six Flags Entertainment Corp.	748	46,069
Speedway Motorsports Inc.	148	2,389

		350,999

Home Furnishings — 1.3%
Dolby Laboratories Inc., Class A	564	36,451
Roku Inc.(a)(b)	640	28,768

		65,219

Internet — 8.6%
IAC/InterActiveCorp.(a)	520	109,866
Netflix Inc.(a)	797	270,582
New Media Investment Group Inc.	472	6,452
Pandora Media Inc.(a)	2,064	17,296
Snap Inc., Class A, NVS(a)	3,386	22,618
Twitter Inc.(a)	342	11,478

		438,292

Leisure Time — 0.1%
Liberty TripAdvisor Holdings Inc., Class A(a)	349	5,814

Lodging — 0.1%
Marcus Corp. (The)	120	5,348

Media — 66.1%
Altice USA Inc., Class A	3,175	62,357
AMC Networks Inc., Class A(a)	864	54,380
Cable One Inc.	48	42,448
CBS Corp., Class B, NVS	4,894	242,057
Central European Media Enterprises Ltd., Class A(a)	889	2,676
Charter Communications Inc., Class A(a)	756	250,274
Comcast Corp., Class A	8,228	300,898
Discovery Inc., Class A(a)	2,752	78,102
Discovery Inc., Class C, NVS(a)	6,494	173,065
DISH Network Corp., Class A(a)	2,755	84,496
Entercom Communications Corp., Class A	2,648	19,410
Entravision Communications Corp., Class A	606	2,388
EW Scripps Co. (The), Class A, NVS	1,376	25,841
Gannett Co. Inc.	996	11,046
Gray Television Inc.(a)	1,888	31,548
Hemisphere Media Group Inc.(a)	412	5,463
Houghton Mifflin Harcourt Co.(a)	516	5,403
John Wiley & Sons Inc., Class A	203	10,511

Security	Shares	Value

Media (continued)
Liberty Broadband Corp., Class A(a)	288	$24,414
Liberty Broadband Corp., Class C,NVS(a)	1,156	98,283
Liberty Global PLC, Class A(a)	1,244	30,354
Liberty Global PLC, Class C, NVS(a)	4,030	94,947
Liberty Latin America Ltd., Class A(a)	154	2,685
Liberty Latin America Ltd., Class C, NVS(a)	730	12,760
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	429	17,066
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	421	16,823
Meredith Corp.	760	41,245
MSG Networks Inc., Class A(a)	1,052	23,565
New York Times Co. (The), Class A	1,888	48,540
News Corp., Class A, NVS	5,535	71,014
News Corp., Class B	1,728	22,343
Nexstar Media Group Inc., Class A	1,024	85,473
Saga Communications Inc., Class A	108	3,653
Scholastic Corp., NVS	216	9,005
Sinclair Broadcast Group Inc., Class A	1,720	52,993
Sirius XM Holdings Inc.(b)	14,272	83,206
TEGNA Inc.	4,292	50,388
Tribune Media Co., Class A	1,252	57,479
Twenty-First Century Fox Inc., Class A, NVS	4,878	240,534
Twenty-First Century Fox Inc., Class B	4,878	239,315
Viacom Inc., Class A	220	7,544
Viacom Inc., Class B, NVS	7,664	225,475
Walt Disney Co. (The)	3,108	346,604
World Wrestling Entertainment Inc., Class A	911	75,012

		3,383,083

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	460	34,247
Ryman Hospitality Properties Inc.	84	6,749

		40,996

Software — 9.5%
Activision Blizzard Inc.	4,431	209,320
Daily Journal Corp.(a)(b)	8	1,769
Electronic Arts Inc.(a)	1,816	167,507
Glu Mobile Inc.(a)	804	7,831
Take-Two Interactive Software Inc.(a)	698	73,674
TiVo Corp.	1,308	14,558
Zynga Inc., Class A(a)	3,060	13,709

		488,368

Telecommunications — 0.9%
AT&T Inc.	1,181	35,501
Harmonic Inc.(a)(b)	464	2,454
Shenandoah Telecommunications Co.	217	10,336

		48,291

Toys, Games & Hobbies — 2.9%
Hasbro Inc.	1,312	118,815
Mattel Inc.(a)	2,386	28,250

		147,065

Total Common Stocks — 99.3% (Cost: $4,971,729)		5,081,083

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	102,632	102,663

30	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Media and Entertainment ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	37,187	$37,187

		139,850

Total Short-Term Investments — 2.7% (Cost: $139,830)		139,850

Total Investments in Securities — 102.0% (Cost: $5,111,559)		5,220,933

Other Assets, Less Liabilities — (2.0)%		(101,236)

Net Assets — 100.0%		$5,119,697

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	381,922	(279,290)	102,632	$102,663	$1,271	(b)	$24		$(18)
BlackRock Cash Funds: Treasury, SL Agency Shares	178,979	(141,792)	37,187	37,187	699		—		—

				$139,850	$1,970		$24		$(18)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,081,083	$—	$—	$5,081,083
Money Market Funds	139,850	—	—	139,850

	$5,220,933	$—	$—	$5,220,933

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	212	$4,823
Omnicom Group Inc.	116	9,034
Trade Desk Inc. (The), Class A(a)	20	2,854

		16,711

Aerospace & Defense — 0.1%
Raytheon Co.	24	3,954

Auto Parts & Equiptment — 0.0%
Lear Corp.	12	1,847

Banks — 0.5%
JPMorgan Chase & Co.	239	24,736

Biotechnology — 0.1%
Incyte Corp.(a)	40	3,224

Commercial Services — 4.7%
2U Inc.(a)	28	1,592
Automatic Data Processing Inc.	224	31,324
Booz Allen Hamilton Holding Corp.	60	2,948
Chegg Inc.(a)	83	2,923
CoreLogic Inc.(a)	36	1,307
CoStar Group Inc.(a)	16	6,252
Deluxe Corp.	28	1,315
Equifax Inc.	56	5,993
Euronet Worldwide Inc.(a)	20	2,300
FleetCor Technologies Inc.(a)	40	8,072
Gartner Inc.(a)	64	8,697
Global Payments Inc.	76	8,533
IHS Markit Ltd.(a)	181	9,398
Korn Ferry	32	1,459
LiveRamp Holdings Inc.(a)	52	2,259
ManpowerGroup Inc.	28	2,213
MarketAxess Holdings Inc.	16	3,436
Moody’s Corp.	52	8,243
Nielsen Holdings PLC	134	3,441
PayPal Holdings Inc.(a)	651	57,783
Robert Half International Inc.	44	2,835
S&P Global Inc.	96	18,398
Sabre Corp.	124	2,850
Square Inc., Class A(a)	164	11,701
Total System Services Inc.	68	6,093
TransUnion	96	5,839
Verisk Analytics Inc.(a)	60	7,045
WEX Inc.(a)	16	2,581
Worldpay Inc., Class A(a)	152	12,689

		239,519

Computers — 14.6%
Accenture PLC, Class A	422	64,798
Apple Inc.	2,506	417,099
Cognizant Technology Solutions Corp., Class A	400	27,872
Conduent Inc.(a)	100	1,275
Dell Technologies Inc., Class C(a)	101	4,908
DXC Technology Co.	224	14,363
EPAM Systems Inc.(a)	32	4,527
Fortinet Inc.(a)	128	9,801
Genpact Ltd.	92	2,744
Hewlett Packard Enterprise Co.	1,223	19,067
HP Inc.	776	17,095

Security	Shares	Value

Computers (continued)
International Business Machines Corp.	805	$108,208
Lumentum Holdings Inc.(a)	24	1,174
NCR Corp.(a)	64	1,712
NetApp Inc.	240	15,305
NetScout Systems Inc.(a)	68	1,763
Nutanix Inc., Class A(a)	88	4,508
Perspecta Inc.	123	2,466
Pure Storage Inc., Class A(a)	88	1,576
Qualys Inc.(a)	32	2,769
Seagate Technology PLC	144	6,376
Western Digital Corp.	192	8,638

		738,044

Distribution & Wholesale — 0.1%
Copart Inc.(a)	48	2,430
KAR Auction Services Inc.	36	1,873

		4,303

Diversified Financial Services — 6.2%
Alliance Data Systems Corp.	20	3,552
Cboe Global Markets Inc.	40	3,731
CME Group Inc.	120	21,873
Discover Financial Services	32	2,160
Ellie Mae Inc.(a)	28	2,122
Interactive Brokers Group Inc., Class A	24	1,210
Intercontinental Exchange Inc.	232	17,808
Mastercard Inc., Class A	507	107,043
Nasdaq Inc.	44	3,874
SEI Investments Co.	48	2,282
TD Ameritrade Holding Corp.	84	4,700
Visa Inc., Class A	1,052	142,030
Western Union Co. (The)	156	2,847

		315,232

Electronics — 0.7%
Agilent Technologies Inc.	80	6,084
Arrow Electronics Inc.(a)	32	2,430
Avnet Inc.	60	2,472
Coherent Inc.(a)	8	945
Garmin Ltd.	37	2,560
Jabil Inc.	60	1,599
Keysight Technologies Inc.(a)	84	6,218
Mettler-Toledo International Inc.(a)	4	2,553
National Instruments Corp.	76	3,361
SYNNEX Corp.	16	1,548
Tech Data Corp.(a)	24	2,295
Trimble Inc.(a)	104	3,917

		35,982

Health Care - Products — 0.1%
Align Technology Inc.(a)	28	6,971

Health Care - Services — 0.1%
IQVIA Holdings Inc.(a)	44	5,676

Insurance — 0.6%
Aon PLC	67	10,467
Marsh & McLennan Companies Inc.	108	9,525
Willis Towers Watson PLC	49	7,977

		27,969

Internet — 27.9%
Alphabet Inc., Class A(a)	219	246,570
Alphabet Inc., Class C,NVS(a)	224	250,067

32	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
Amazon.com Inc.(a)	235	$403,902
Booking Holdings Inc.(a)	20	36,656
CDW Corp./DE	88	7,328
eBay Inc.(a)	646	21,738
Etsy Inc.(a)	39	2,131
Expedia Group Inc.	52	6,201
F5 Networks Inc.(a)	52	8,370
Facebook Inc., Class A(a)	1,634	272,372
FireEye Inc.(a)	124	2,192
GoDaddy Inc., Class A(a)	92	6,314
GrubHub Inc.(a)	36	2,894
IAC/InterActiveCorp.(a)	36	7,606
MercadoLibre Inc.	24	8,736
Netflix Inc.(a)	112	38,024
Okta Inc.(a)	68	5,605
Palo Alto Networks Inc.(a)	80	17,186
Proofpoint Inc.(a)	44	4,482
RingCentral Inc., Class A(a)	44	4,067
Snap Inc., Class A, NVS(a)	268	1,790
Stamps.com Inc.(a)	12	2,233
Symantec Corp.	396	8,324
TripAdvisor Inc.(a)	48	2,754
Twilio Inc., Class A(a)	52	5,789
Twitter Inc.(a)	461	15,471
VeriSign Inc.(a)	56	9,479
Wayfair Inc., Class A(a)	24	2,627
Yelp Inc.(a)	48	1,748
Zendesk Inc.(a)	68	4,592
Zillow Group Inc., Class A(a)	28	975
Zillow Group Inc., Class C, NVS(a)	56	1,965
Zscaler Inc.(a)	56	2,709

		1,412,897

Machinery — 0.2%
Cognex Corp.	80	3,640
Rockwell Automation Inc.	16	2,712
Roper Technologies Inc.	16	4,532

		10,884

Media — 0.1%
FactSet Research Systems Inc.	20	4,373

Office & Business Equipment — 0.2%
Xerox Corp.	112	3,160
Zebra Technologies Corp., Class A(a)	32	5,555

		8,715

Pharmaceuticals — 0.1%
Zoetis Inc.	36	3,102

Real Estate — 0.0%
Jones Lang LaSalle Inc.	16	2,294

Real Estate Investment Trusts — 0.4%
Digital Realty Trust Inc.	21	2,275
Equinix Inc.	32	12,608
Iron Mountain Inc.	108	4,018

		18,901

Retail — 0.1%
Best Buy Co. Inc.	56	3,317

Semiconductors — 9.1%
Advanced Micro Devices Inc.(a)	616	15,037

Security	Shares	Value

Semiconductors (continued)
Analog Devices Inc.	148	$14,631
Applied Materials Inc.	408	15,945
Broadcom Inc.	193	51,772
Cypress Semiconductor Corp.	216	2,996
Integrated Device Technology Inc.(a)	60	2,931
Intel Corp.	2,025	95,418
IPG Photonics Corp.(a)(b)	8	1,064
KLA-Tencor Corp.	80	8,526
Lam Research Corp.	64	10,853
Marvell Technology Group Ltd.	245	4,540
Maxim Integrated Products Inc.	164	8,900
Microchip Technology Inc.	128	10,287
Micron Technology Inc.(a)	670	25,607
Monolithic Power Systems Inc.	24	3,037
NVIDIA Corp.	468	67,275
ON Semiconductor Corp.(a)	184	3,687
Qorvo Inc.(a)	56	3,660
QUALCOMM Inc.	707	35,011
Silicon Laboratories Inc.(a)	28	2,142
Skyworks Solutions Inc.	96	7,012
Teradyne Inc.	92	3,311
Texas Instruments Inc.	461	46,414
Xilinx Inc.	168	18,806

		458,862

Software — 28.4%
ACI Worldwide Inc.(a)	80	2,365
Activision Blizzard Inc.	284	13,416
Adobe Inc.(a)	392	97,145
Akamai Technologies Inc.(a)	120	7,812
Alteryx Inc., Class A(a)(b)	40	2,846
ANSYS Inc.(a)	56	9,204
Aspen Technology Inc.(a)	40	3,865
athenahealth Inc.(a)	16	2,156
Autodesk Inc.(a)	148	21,786
Black Knight Inc.(a)	56	2,755
Blackbaud Inc.	36	2,578
Box Inc., Class A(a)	108	2,259
Broadridge Financial Solutions Inc.	56	5,646
Cadence Design Systems Inc.(a)	196	9,414
CDK Global Inc.	76	3,717
Cerner Corp.(a)	116	6,370
Citrix Systems Inc.	112	11,484
Cloudera Inc.(a)	92	1,242
CommVault Systems Inc.(a)	36	2,379
Cornerstone OnDemand Inc.(a)	48	2,752
Coupa Software Inc.(a)	32	2,783
Dun & Bradstreet Corp. (The)	28	4,053
Electronic Arts Inc.(a)	148	13,652
Fair Isaac Corp.(a)	20	4,504
Fidelity National Information Services Inc.	152	15,889
First Data Corp., Class A(a)	220	5,423
Fiserv Inc.(a)	244	20,235
Guidewire Software Inc.(a)	52	4,507
HubSpot Inc.(a)(b)	28	4,433
Intuit Inc.	160	34,531
j2 Global Inc.	28	2,104
Jack Henry & Associates Inc.	48	6,410
Manhattan Associates Inc.(a)(b)	52	2,536
Medidata Solutions Inc.(a)	40	2,838
Microsoft Corp.	6,343	662,400

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
MongoDB Inc.(a)	28	$2,586
MSCI Inc.	48	8,173
New Relic Inc.(a)	36	3,659
Nuance Communications Inc.(a)	216	3,428
Oracle Corp.	2,475	124,319
Paychex Inc.	182	12,886
Paycom Software Inc.(a)	36	5,337
Pegasystems Inc.	32	1,801
Progress Software Corp.	44	1,594
PTC Inc.(a)	96	8,140
RealPage Inc.(a)	36	2,008
Red Hat Inc.(a)	160	28,454
salesforce.com Inc.(a)	627	95,285
ServiceNow Inc.(a)	156	34,323
Splunk Inc.(a)	124	15,480
SS&C Technologies Holdings Inc.	104	5,355
Synopsys Inc.(a)	112	10,455
Tableau Software Inc., Class A(a)	60	7,670
Take-Two Interactive Software Inc.(a)	52	5,489
Teradata Corp.(a)	96	4,260
Tyler Technologies Inc.(a)	24	4,541
Ultimate Software Group Inc. (The)(a)	24	6,554
Veeva Systems Inc., Class A(a)	88	9,597
Verint Systems Inc.(a)	48	2,322
VMware Inc., Class A	64	9,668
Workday Inc., Class A(a)	128	23,236
Zynga Inc., Class A(a)	436	1,953

		1,436,062

Telecommunications — 4.2%
Arista Networks Inc.(a)	48	10,309
ARRIS International PLC(a)	59	1,852
Ciena Corp.(a)	96	3,657
Cisco Systems Inc.	3,728	176,297
CommScope Holding Co. Inc.(a)	64	1,338
Juniper Networks Inc.	284	7,367

Security	Shares	Value

Telecommunications (continued)
LogMeIn Inc.	40	$3,721
Motorola Solutions Inc.	64	7,482
Zayo Group Holdings Inc.(a)	68	1,867

		213,890

Transportation — 0.4%
Expeditors International of Washington Inc.	52	3,604
FedEx Corp.	20	3,551
United Parcel Service Inc., Class B	93	9,802
XPO Logistics Inc.(a)	16	973

		17,930

Total Common Stocks — 99.2% (Cost: $4,865,437)		5,015,395

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	8,080	8,083
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	43,096	43,096

		51,179

Total Short-Term Investments — 1.0% (Cost: $51,177)		51,179

Total Investments in Securities — 100.2% (Cost: $4,916,614)		5,066,574

Other Assets, Less Liabilities — (0.2)%		(8,026)

Net Assets — 100.0%		$5,058,548

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	51,044	(42,964)	8,080	$8,083	$77	(b)	$1		$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	43,533	(437)	43,096	43,096	385		—		—

				$51,179	$462		$1		$(1)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

34	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,015,395	$—	$—	$5,015,395
Money Market Funds	51,179	—	—	51,179

	$5,066,574	$—	$—	$5,066,574

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statements of Assets and Liabilities  (unaudited)

January 31, 2019

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,628,976	$5,249,127	$4,486,935	$4,149,563
Affiliated(c)	35,630	65,904	31,757	96,839
Receivables:
Securities lending income — Affiliated	—	16	—	17
Dividends	4,735	3,524	4,990	2,553

Total assets	3,669,341	5,318,571	4,523,682	4,248,972

LIABILITIES
Collateral on securities loaned, at value	—	33,547	—	10,466
Payables:
Investment advisory fees	542	780	664	617

Total liabilities	542	34,327	664	11,083

NET ASSETS	$3,668,799	$5,284,244	$4,523,018	$4,237,889

NET ASSETS CONSIST OF:
Paid-in capital	$3,703,772	$4,956,981	$4,938,160	$3,622,369
Accumulated earnings (loss)	(34,973)	327,263	(415,142)	615,520

NET ASSETS	$3,668,799	$5,284,244	$4,523,018	$4,237,889

Shares outstanding	150,000	200,000	200,000	150,000

Net asset value	$24.46	$26.42	$22.62	$28.25

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$30,746	$—	$10,388
(b) Investments, at cost — Unaffiliated	$3,660,659	$4,929,819	$4,877,598	$3,715,490
(c) Investments, at cost — Affiliated	$35,630	$65,897	$31,757	$96,837

See notes to financial statements.

36	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2019

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,043,321	$5,081,083	$5,015,395
Affiliated(c)	137,387	139,850	51,179
Receivables:
Securities lending income — Affiliated	49	586	5
Dividends	8,304	1,534	787

Total assets	5,189,061	5,223,053	5,067,366

LIABILITIES
Collateral on securities loaned, at value	98,728	102,602	8,081
Payables:
Investment advisory fees	759	754	737

Total liabilities	99,487	103,356	8,818

NET ASSETS	$5,089,574	$5,119,697	$5,058,548

NET ASSETS CONSIST OF:
Paid-in capital	$4,918,256	$4,979,943	$4,907,809
Accumulated earnings	171,318	139,754	150,739

NET ASSETS	$5,089,574	$5,119,697	$5,058,548

Shares outstanding	200,000	200,000	200,000

Net asset value	$25.45	$25.60	$25.29

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$97,419	$99,386	$8,104
(b) Investments, at cost — Unaffiliated	$4,893,304	$4,971,729	$4,865,437
(c) Investments, at cost — Affiliated	$137,370	$139,830	$51,177

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations  (unaudited)

Six Months Ended January 31, 2019

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$52,685	$43,322	$52,783	$28,270
Dividends — Affiliated	756	304	446	787
Securities lending income — Affiliated — net	13	177	3	33
Foreign taxes withheld	—	—	(11)	—

Total investment income	53,454	43,803	53,221	29,090

EXPENSES
Investment advisory fees	3,369	4,848	4,207	4,810

Total expenses	3,369	4,848	4,207	4,810

Net investment income	50,085	38,955	49,014	24,280

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,913	22,499	(8,197)	99,280
Investments — Affiliated	(1)	—	—	—
In-kind redemptions — Unaffiliated	—	—	—	115,838

Net realized gain (loss)	6,912	22,499	(8,197)	215,118

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(49,137)	(88,220)	(386,358)	(95,848)
Investments — Affiliated	—	4	—	2

Net change in unrealized appreciation (depreciation)	(49,137)	(88,216)	(386,358)	(95,846)

Net realized and unrealized gain (loss)	(42,225)	(65,717)	(394,555)	119,272

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,860	$(26,762)	$(345,541)	$143,552

See notes to financial statements.

38	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2019

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$41,431	$29,627	$28,359
Dividends — Affiliated	438	699	385
Securities lending income — Affiliated — net	396	1,271	77
Foreign taxes withheld	—	(50)	—

Total investment income	42,265	31,547	28,821

EXPENSES
Investment advisory fees	4,647	4,694	4,673

Total expenses	4,647	4,694	4,673

Net investment income	37,618	26,853	24,148

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	15,762	42,480	22,617
Investments — Affiliated	(5)	24	1

Net realized gain	15,757	42,504	22,618

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(106,178)	(167,537)	(206,492)
Investments — Affiliated	9	(18)	(1)

Net change in unrealized appreciation (depreciation)	(106,169)	(167,555)	(206,493)

Net realized and unrealized loss	(90,412)	(125,051)	(183,875)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,794)	$(98,198)	$(159,727)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	iShares Evolved U.S. Consumer Staples ETF			iShares Evolved U.S. Discretionary Spending ETF
	Six Months Ended 01/31/19 (unaudited)	Period From 03/21/18 to 07/31/18	(a)	Six Months Ended 01/31/19 (unaudited)	Period From 03/21/18 to 07/31/18	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$50,085	$57,952		$38,955	$22,619
Net realized gain	6,912	820		22,499	465
Net change in unrealized appreciation (depreciation)	(49,137)	17,454		(88,216)	407,531

Net increase (decrease) in net assets resulting from operations	7,860	76,226		(26,762)	430,615

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(94,301)	(32,423)		(57,874)	(18,716)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	3,711,437		—	4,956,981

NET ASSETS(b)
Total increase (decrease) in net assets	(86,441)	3,755,240		(84,636)	5,368,880
Beginning of period	3,755,240	—		5,368,880	—

End of period	$3,668,799	$3,755,240		$5,284,244	$5,368,880

(a)	Commencement of operations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

40	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Financials ETF		iShares Evolved U.S. Healthcare Staples ETF

	Six Months Ended 01/31/19 (unaudited)	Period From 03/21/18 to 07/31/18 (a)	Six Months Ended 01/31/19 (unaudited)	Period From 03/21/18 to 07/31/18 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$49,014	$28,245	$24,280	$15,993
Net realized gain (loss)	(8,197)	(21,490)	215,118	(13)
Net change in unrealized appreciation (depreciation)	(386,358)	(4,305)	(95,846)	529,921

Net increase (decrease) in net assets resulting from operations	(345,541)	2,450	143,552	545,901

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(50,394)	(21,657)	(62,805)	(11,128)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	4,938,160	(1,338,232)	4,960,601

NET ASSETS(b)
Total increase (decrease) in net assets	(395,935)	4,918,953	(1,257,485)	5,495,374
Beginning of period	4,918,953	—	5,495,374	—

End of period	$4,523,018	$4,918,953	$4,237,889	$5,495,374

(a)	Commencement of operations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Innovative Healthcare ETF			iShares Evolved U.S. Media and Entertainment ETF

	Six Months Ended 01/31/19 (unaudited)	Period From 03/21/18 to 07/31/18	(a)	Six Months Ended 01/31/19 (unaudited)	Period From 03/21/18 to 07/31/18	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$37,618	$21,582		$26,853	$18,568
Net realized gain	15,757	26,905		42,504	13,093
Net change in unrealized appreciation (depreciation)	(106,169)	256,203		(167,555)	276,929

Net increase (decrease) in net assets resulting from operations	(52,794)	304,690		(98,198)	308,590

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(63,173)	(17,405)		(58,903)	(11,735)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	4,918,256		—	4,979,943

NET ASSETS(b)
Total increase (decrease) in net assets	(115,967)	5,205,541		(157,101)	5,276,798
Beginning of period	5,205,541	—		5,276,798	—

End of period	$5,089,574	$5,205,541		$5,119,697	$5,276,798

(a)	Commencement of operations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

42	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Evolved U.S. Technology ETF

	Six Months Ended 01/31/19 (unaudited)	Period From 03/21/18 to 07/31/18	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,148	$12,558
Net realized gain	22,618	144
Net change in unrealized appreciation (depreciation)	(206,493)	356,453

Net increase (decrease) in net assets resulting from operations	(159,727)	369,155

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(47,997)	(10,692)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	4,907,809

NET ASSETS(b)
Total increase (decrease) in net assets	(207,724)	5,266,272
Beginning of period	5,266,272	—

End of period	$5,058,548	$5,266,272

(a)	Commencement of operations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 11 for this prior year information.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares Evolved U.S. Consumer Staples ETF

	Six Months Ended 01/31/19 (unaudited)		Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$25.03		$24.62

Net investment income(b)	0.33		0.31	(c)
Net realized and unrealized gain (loss)(d)	(0.27)		0.26

Net increase from investment operations	0.06		0.57

Distributions
From net investment income	(0.57)		(0.16)
From net realized gain	(0.06)		—

Total distributions	(0.63)		(0.16)

Net asset value, end of period	$24.46		$25.03

Total Return
Based on net asset value	0.26	%(e)	2.34	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18	%(f)

Net investment income	2.68	%(f)	3.58	%(c)(f)

Supplemental Data
Net assets, end of period (000)	$3,669		$3,755

Portfolio turnover rate(g)	5	%(e)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a special distribution from Dr Pepper Snapple Group Inc. Excluding such special distribution, the net investment income would have been $0.21 per share and 2.39% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Discretionary Spending ETF

	Six Months Ended 01/31/19 (unaudited)		Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.84		$24.95

Net investment income(b)	0.19		0.12
Net realized and unrealized gain (loss)(c)	(0.32)		1.86

Net increase (decrease) from investment operations	(0.13)		1.98

Distributions
From net investment income	(0.29)		(0.09)

Total distributions	(0.29)		(0.09)

Net asset value, end of period	$26.42		$26.84

Total Return
Based on net asset value	(0.45	)%(d)	7.96	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18	%(e)

Net investment income	1.45	%(e)	1.25	%(e)

Supplemental Data
Net assets, end of period (000)	$5,284		$5,369

Portfolio turnover rate(f)	7	%(d)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Financials ETF

	Six Months Ended 01/31/19 (unaudited)		Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$24.59		$24.98

Net investment income(b)	0.25		0.15
Net realized and unrealized loss(c)	(1.97)		(0.43)

Net decrease from investment operations	(1.72)		(0.28)

Distributions
From net investment income	(0.25)		(0.11)

Total distributions	(0.25)		(0.11)

Net asset value, end of period	$22.62		$24.59

Total Return
Based on net asset value	(6.97	)%(d)	(1.11	)%(d)(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18	%(f)

Net investment income	2.10	%(f)	1.65	%(f)

Supplemental Data
Net assets, end of period (000)	$4,523		$4,919

Portfolio turnover rate(g)	6	%(d)	13	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.40%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Healthcare Staples ETF

	Six Months Ended 01/31/19 (unaudited)		Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$27.48		$24.86

Net investment income(b)	0.13		0.08
Net realized and unrealized gain(c)	0.95		2.60

Net increase from investment operations	1.08		2.68

Distributions
From net investment income	(0.31)		(0.06)

Total distributions	(0.31)		(0.06)

Net asset value, end of period	$28.25		$27.48

Total Return
Based on net asset value	3.99	%(d)	10.77	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18	%(e)

Net investment income	0.91	%(e)	0.87	%(e)

Supplemental Data
Net assets, end of period (000)	$4,238		$5,495

Portfolio turnover rate(f)	8	%(d)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Innovative Healthcare ETF

	Six Months Ended 01/31/19 (unaudited)		Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.03		$24.97

Net investment income(b)	0.19		0.11
Net realized and unrealized gain (loss)(c)	(0.45)		1.04

Net increase (decrease) from investment operations	(0.26)		1.15

Distributions
From net investment income	(0.17)		(0.09)
From net realized gain	(0.15)		—

Total distributions	(0.32)		(0.09)

Net asset value, end of period	$25.45		$26.03

Total Return
Based on net asset value	(0.97	)%(d)	4.62	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18	%(e)

Net investment income	1.46	%(e)	1.25	%(e)

Supplemental Data
Net assets, end of period (000)	$5,090		$5,206

Portfolio turnover rate(f)	3	%(d)	3	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Media and Entertainment ETF

	Six Months Ended 01/31/19 (unaudited)		Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.38		$25.05

Net investment income(b)	0.13		0.10
Net realized and unrealized gain (loss)(c)	(0.62)		1.29

Net increase (decrease) from investment operations	(0.49)		1.39

Distributions
From net investment income	(0.16)		(0.06)
From net realized gain	(0.13)		—

Total distributions	(0.29)		(0.06)

Net asset value, end of period	$25.60		$26.38

Total Return
Based on net asset value	(1.81	)%(d)	5.54	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18	%(e)

Net investment income	1.03	%(e)	1.04	%(e)

Supplemental Data
Net assets, end of period (000)	$5,120		$5,277

Portfolio turnover rate(f)	8	%(d)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Technology ETF

	Six Months Ended 01/31/19 (unaudited)		Period From 03/21/18 to 07/31/18	(a)

Net asset value, beginning of period	$26.33		$24.89

Net investment income(b)	0.12		0.06
Net realized and unrealized gain (loss)(c)	(0.92)		1.43

Net increase (decrease) from investment operations	(0.80)		1.49

Distributions
From net investment income	(0.24)		(0.05)

Total distributions	(0.24)		(0.05)

Net asset value, end of period	$25.29		$26.33

Total Return
Based on net asset value	(3.00	)%(d)	6.00	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18	%(e)

Net investment income	0.93	%(e)	0.70	%(e)

Supplemental Data
Net assets, end of period (000)	$5,059		$5,266

Portfolio turnover rate(f)	5	%(d)	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Evolved U.S. Consumer Staples	Non-diversified
Evolved U.S. Discretionary Spending	Non-diversified
Evolved U.S. Financials	Non-diversified
Evolved U.S. Healthcare Staples	Non-diversified
Evolved U.S. Innovative Healthcare	Non-diversified
Evolved U.S. Media and Entertainment	Non-diversified
Evolved U.S. Technology	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1– Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

52	2 0 1 9 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Evolved U.S. Discretionary Spending
Citigroup Global Markets Inc.	$21,668	$21,668		$—	$—
Credit Suisse Securities (USA) LLC	2,439	2,439		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,995	3,982		—	(13	)(b)
UBS AG	2,644	2,644		—	—

	$30,746	$30,733		$—	$(13)

Evolved U.S. Healthcare Staples
Citigroup Global Markets Inc.	$10,388	$10,388		$—	$—

Evolved U.S. Innovative Healthcare
Citigroup Global Markets Inc.	$67,700	$67,700		$—	$—
Jefferies LLC	12,130	12,130		—	—
SG Americas Securities LLC	1,014	1,014		—	—
TD Prime Services LLC	16,575	16,517		—	(58	)(b)

	$97,419	$97,361		$—	$(58)

Evolved U.S. Media and Entertainment
Citigroup Global Markets Inc.	$99,386	$99,386		$—	$—

Evolved U.S. Technology
Citigroup Global Markets Inc.	$6,969	$6,922		$—	$(47	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,064	1,064		—	—
UBS AG	71	71		—	—

	$8,104	$8,057		$—	$(47)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Evolved U.S. Consumer Staples	0.18%
Evolved U.S. Discretionary Spending	0.18
Evolved U.S. Financials	0.18
Evolved U.S. Healthcare Staples	0.18
Evolved U.S. Innovative Healthcare	0.18
Evolved U.S. Media and Entertainment	0.18
Evolved U.S. Technology	0.18

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Evolved U.S. Consumer Staples	$6
Evolved U.S. Discretionary Spending	68
Evolved U.S. Financials	1
Evolved U.S. Healthcare Staples	13
Evolved U.S. Innovative Healthcare	157
Evolved U.S. Media and Entertainment	488
Evolved U.S. Technology	34

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales

Evolved U.S. Consumer Staples	$318,893	$183,543
Evolved U.S. Discretionary Spending	369,315	387,863
Evolved U.S. Financials	328,535	282,804
Evolved U.S. Healthcare Staples	491,856	420,447
Evolved U.S. Innovative Healthcare	170,192	202,873
Evolved U.S. Media and Entertainment	528,641	417,669
Evolved U.S. Technology	263,137	274,160

For the six months ended January 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Evolved U.S. Healthcare Staples	$—	$1,298,450

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

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Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2018, the iShares Evolved U.S. Financials ETF had non-expiring capital loss carryforwards in the amount of $21,341 available to offset future realized capital gains.

As of January 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Evolved U.S. Consumer Staples	$3,696,289	$237,484	$(269,167)	$(31,683)
Evolved U.S. Discretionary Spending	4,995,716	536,754	(217,439)	319,315
Evolved U.S. Financials	4,909,504	110,474	(501,286)	(390,812)
Evolved U.S. Healthcare Staples	3,812,375	549,143	(115,116)	434,027
Evolved U.S. Innovative Healthcare	5,030,674	553,953	(403,919)	150,034
Evolved U.S. Media and Entertainment	5,111,559	451,689	(342,315)	109,374
Evolved U.S. Technology	4,916,705	370,955	(221,086)	149,869

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/19		Period Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount

Evolved U.S. Consumer Staples
Shares sold	—	$—	200,000	$4,923,212
Shares redeemed	—	—	(50,000)	(1,211,775)

Net increase	—	$—	150,000	$3,711,437

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 01/31/19		Period Ended 07/31/18
iShares ETF	Shares	Amount	Shares	Amount

Evolved U.S. Discretionary Spending
Shares sold	—	$—	200,000	$4,956,981

Evolved U.S. Financials
Shares sold	—	$—	200,000	$4,938,160

Evolved U.S. Healthcare Staples
Shares sold	—	$—	200,000	$4,960,601
Shares redeemed	(50,000)	(1,338,232)	—	—

Net increase (decrease)	(50,000)	$(1,338,232)	200,000	$4,960,601

Evolved U.S. Innovative Healthcare
Shares sold	—	$—	200,000	$4,918,256

Evolved U.S. Media and Entertainment
Shares sold	—	$—	200,000	$4,979,943

Evolved U.S. Technology
Shares sold	—	$—	200,000	$4,907,809

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the statement of assets and liabilities, statement of changes in net assets and notes to the financial statements.

Prior year distribution information and undistributed net investment income in the statement of changes in net assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the period ended July 31, 2018 were classified as follows:

iShares ETF	Net Investment Income
Evolved U.S. Consumer Staples	$32,423
Evolved U.S. Discretionary Spending	18,716
Evolved U.S. Financials	21,657
Evolved U.S. Healthcare Staples	11,128
Evolved U.S. Innovative Healthcare	17,405
Evolved U.S. Media and Entertainment	11,735
Evolved U.S. Technology	10,692

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Notes to Financial Statements  (unaudited) (continued)

Undistributed net investment income as of July 31, 2018 are as follows:

iShares ETF	Undistributed net investment income
Evolved U.S. Consumer Staples	$25,529
Evolved U.S. Discretionary Spending	3,903
Evolved U.S. Financials	6,588
Evolved U.S. Healthcare Staples	4,865
Evolved U.S. Innovative Healthcare	4,177
Evolved U.S. Media and Entertainment	6,833
Evolved U.S. Technology	1,866

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which is sent to shareholders shortly after calendar year-end.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Evolved U.S. Consumer Staples(a)	$0.425493	$0.056567	$0.146612	$0.628672	68%	9%	23%	100%
Evolved U.S. Discretionary Spending(a)	0.190387	—	0.098983	0.289370	66	—	34	100
Evolved U.S. Financials(a)	0.224793	—	0.027177	0.251970	89	—	11	100
Evolved U.S. Healthcare Staples(a)	0.114879	—	0.199147	0.314026	37	—	63	100
Evolved U.S. Innovative Healthcare(a)	0.159901	0.144995	0.010967	0.315863	51	46	3	100
Evolved U.S. Media and Entertainment(a)	0.142710	0.133700	0.018105	0.294515	49	45	6	100
Evolved U.S. Technology(a)	0.109509	—	0.130474	0.239983	46	—	54	100

(a)

The Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	59

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

  By: /s/ Martin Small

  Martin Small, President (Principal Executive Officer)

  Date:              April 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By: /s/ Martin Small

  Martin Small, President (Principal Executive Officer)

  Date:              April 01, 2019

  By: /s/ Jack Gee

  Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:              April 01, 2019